Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary Of Significant Accounting Policies
Summary of Changes in Allowance for Credit Losses

The following table presents changes in the allowance for credit losses for the six months ended June 30, 2026:

Balance at December 31, 2025	$41
Change in provision for credit losses	(35)
Balance at June 30, 2026	$6

The following table presents changes in the allowance for credit losses for the year ended December 31, 2025:

Balance - December 31, 2024	$24,210
Change in provision for credit losses	17,131
Balance - December 31, 2025	$41,341

Schedule of Basic and Diluted Net Loss Per Share

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(4,965)	$(7,928)	$(13,382)	$(11,572)

Denominator:
Weighted average shares—basic and diluted (in thousands)	163	10	118	8
Net loss per share attributable to common shareholders—basic and diluted	$(30.46)	$(792.80)	$(113.41)	$(1,446.50)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Year Ended December 31,
	2025	2024
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(22,492,075)	$(31,095,029)

Denominator:
Weighted average shares—basic and diluted	18,915	2,229
Net loss per share attributable to common shareholders—basic and diluted	$(1,189.11)	$(13,950.21)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss that could potentially be dilutive in future periods are as follows:

	As of June 30,
	2026	2025
Options	67	63
RSUs	2,292	1,082
Public warrant shares	115	115
GEM warrant shares	8	8
Common warrant shares	58,264	2,800
Placement agent warrant shares	22,307	159
Total	83,053	4,227

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2025	2024
Options	63	13
RSUs	2,070	170
Public warrant shares	115	115
GEM warrant shares	8	8
Common warrant shares	3,680	2,264
Placement agent warrant shares	359	53
Pre-funded warrants	—	—
Total	6,295	2,623